Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2011 Y
Building
Property, plant and equipment
Estimated useful life (in years)	36
Estimated residual value (as a percent)	0.00%
Office equipment, furniture and fixtures
Property, plant and equipment
Minimum estimated useful life (in years)	3
Maximum estimated useful life (in years)	5
Office equipment, furniture and fixtures | Minimum
Property, plant and equipment
Estimated residual value (as a percent)	0.00%
Office equipment, furniture and fixtures | Maximum
Property, plant and equipment
Estimated residual value (as a percent)	3.00%
Motor vehicles
Property, plant and equipment
Minimum estimated useful life (in years)	5
Maximum estimated useful life (in years)	10
Motor vehicles | Minimum
Property, plant and equipment
Estimated residual value (as a percent)	0.00%
Motor vehicles | Maximum
Property, plant and equipment
Estimated residual value (as a percent)	3.00%
Leasehold improvements
Property, plant and equipment
Estimated useful life (in years)	5
Estimated residual value (as a percent)	0.00%